Business Combinations - Foresight (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 03, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Business Acquisition [Line Items]
Cash Consideration		$ 47,879,102		$ 82,000	$ 4,989,000	$ 130,000
Useful life of intangible assets (in years)	10 years		9 years 4 months 24 days
P3 LLC
Business Acquisition [Line Items]
Income tax benefit paid, percentage	85.00%
Equity	$ 80,300,733
Fair Value of Noncontrolling Interest	1,807,427,576
Stock Compensation Pre-combination Services	26,313,476
Cash Consideration	18,405,083
Payment of P3 Transaction Costs	19,151,752						$ 39,400,000	$ 39,400,000
Total Purchase Consideration	$ 1,951,598,620
Useful life of intangible assets (in years)	10 years